UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04787

Franklin New York Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/14

Item 1. Reports to Stockholders.

MARCH 31, 2014

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

A series of Franklin New York Tax-Free Trust

Sign up for electronic delivery at **franklintempleton.com/edelivery**

TAX-FREE INCOME

Franklin New York Intermediate-Term Tax-Free Income Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

	Contents
Shareholder Letter	1	Semiannual Report		Financial Highlights and
				Statement of Investments	14
		Franklin New York Intermediate-Term
		Tax-Free Income Fund	4	Financial Statements	24
		Performance Summary	9	Notes to Financial Statements	27
		Your Fund s Expenses	12	Shareholder Information	36

 | 1

Semiannual Report

Franklin New York Intermediate-Term Tax-Free Income Fund

Your Fund s Goal and Main Investments: Franklin New York Intermediate-Term Tax-Free Income Fund seeks to provide as high a level of income exempt from federal, New York state and New York City personal income taxes as is consistent with prudent investment management and preservation of shareholders capital by investing at least 80% of its total assets in securities that pay interest free from federal income taxes and New York state personal income taxes.1 As a non-fundamental policy, the Fund also normally invests at least 80% of its total assets in securities that pay interest free from the personal income taxes of New York City.1 The Fund maintains a dollar-weighted average portfolio maturity (the time at which the debt must be repaid) of three to 10 years, and only buys securities rated, at the time of purchase, in one of the top four rating categories by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

Credit Quality Breakdown*
Based on Total Long-Term Investments as of 3/31/14**

*Standard & Poor s (S&P) is used as the primary independent rating agency source. Moody s is secondary, and Fitch, if available, is used for securities not rated by Moody s or S&P. The ratings are an indication of an issuer s creditworthi-ness, with long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings NR BB to D). This methodology differs from that used in Fund marketing materials.

**Does not include short-term investments and other net assets.

We are pleased to bring you Franklin New York Intermediate-Term Tax-Free Income Fund s semiannual report for the period ended March 31, 2014. The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund s Statement of Investments (SOI). The SOI begins on page 17.

4 | Semiannual Report

Dividend Distributions*
10/31/13 3/31/14
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
October	2.72	2.22	2.81
November	2.80	2.30	2.89
December	2.80	2.30	2.89
January	2.80	2.30	2.89
February	2.80	2.30	2.89
March	2.80	2.27	2.90
Total	16.72	13.69	17.27

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance Overview

The Fund s Class A share price, as measured by net asset value, increased from $11.41 on September 30, 2013, to $11.49 on March 31, 2014. The Fund s Class A shares paid dividends totaling 16.72 cents per share for the same period.2 The Performance Summary beginning on page 9 shows that at the end of this reporting period the Fund s Class A shares distribution rate was 2.86% based on an annualization of the 2.80 cent per share March dividend and the maximum offering price of $11.75 on March 31, 2014. An investor in the 2014 maximum combined effective federal and New York state and City personal income tax bracket of 50.78% (including 3.8% Medicare tax) would need to earn a distribution rate of 5.81% from a taxable investment to match the Fund s Class A tax-free distribution rate. For the Fund s Class C and Advisor shares performance, please see the Performance Summary.

State Update

New York s economy continued to strengthen during the six months under review. Real estate market activity slowed in the first quarter of 2014 hampered by harsh winter weather but generated overall gains during the reporting period with improved sales price and volume levels. Although information, financial activities and manufacturing sector jobs declined during the period, state jobs increased overall, particularly in education and health services.3 New York s unemployment rate reached a six-year low of 6.8% in January 2014 and held steady through February.3 At period-end, the state s unemployment rate was 6.9%, which was higher than the 6.7% national average.3 Analysts noted New York s economy remained vulnerable to economic uncertainties because of its heavy reliance on the shrinking financial services industry as a revenue source.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Semiannual Report | 5

Portfolio Breakdown
3/31/14
% of Total
Long-Term Investments*
Subject to Government Appropriations	27.3%
General Obligation	18.8%
Tax-Supported	13.6%
Transportation	13.0%
Higher Education	10.0%
Hospital & Health Care	6.7%
Utilities	4.3%
Other Revenue	3.4%
Refunded	2.6%
Housing	0.3%

*Does not include short-term investments and other net assets.

The state bridged a relatively modest fiscal year 2014 budget gap through the use of structurally balanced solutions including state agency cost control efforts and reductions in health and human services spending, and such recurring savings may benefit subsequent fiscal years. New York s state budget was adopted on time for the third consecutive year, indicative of stronger governance, in contrast to its history of delayed budgets. The enacted fiscal year 2014 budget maintained the spending restraints the state established in fiscal year 2012, particularly for its two largest expenditure drivers, Medicaid and school aid. It closed a gap without adding new taxes; however, it extended a higher tax on top earners to help pay for tax relief to small businesses and middle-income families scheduled to be phased in by 2016. Lawmakers projected New York could end fiscal year 2014 with a surplus resulting from lawmakers recent cost control efforts. They noted, however, the state could experience budget gaps beginning in fiscal year 2015 if lawmakers are unable to further curb spending. At period-end, lawmakers reached a last-minute budget agreement for fiscal year 2015. The upcoming budget provides for additional spending on pre-kindergarten education programs and tax rebates for homeowners with properties located outside New York City. Lawmakers also approved changes that will reduce taxes for corporations and the manufacturing sector and overhaul the system used to tax the banking industry.

New York s net tax-supported debt was 6.3% of personal income and $3,174 per capita, compared with the 2.8% and $1,074 national medians.4 In affirming its AA rating and positive outlook for New York, independent credit rating agency Standard & Poor s (S&P) noted its view of the state s strong and diverse economy, higher income levels than the nation s, and history of conservative budgeting including quarterly forecasts and active expense control.5 S&P also cited New York s solid debt and capital management, established rainy day fund and relatively well-funded pension system. According to S&P, these positives were offset by the state s cyclical finances, above-average reliance on financial sector revenue, moderately high debt levels and large, unfunded other post-employment benefits. The positive outlook reflected what S&P considered as progress toward structural budget balance, following consecutive timely budget enactment and modest general fund budget gap projections.

Municipal Bond Market Overview

For the six-month period ended March 31, 2014, the municipal bond market rose in value. The Barclays Municipal Bond Index, which tracks investment-grade municipal securities, delivered a +3.65% total return for the period.6, 7 In comparison, the Barclays U.S. Treasury Index posted a six-month return of +0.58%.6, 7

6 | Semiannual Report

Early in the reporting period, the Federal Reserve Board (Fed) decided to maintain its monthly level of bond purchases and wait for more evidence of sustained economic growth before tapering. Investors welcomed the news, and the municipal bond market began to recover from earlier losses. At its December meeting, the Fed announced it would modestly reduce the pace of its bond buying program beginning in January 2014 while maintaining historically low interest rates. With this clarity on the Fed s timing, the municipal bond and Treasury markets increased substantially during the first two months of 2014.

Some factors contributed to municipal bond market uncertainty during the period under review. Independent credit rating agencies S&P, Moody s Investors Service and Fitch Ratings downgraded Puerto Rico general obligation debt to below investment grade. The City of Chicago suffered a three-notch downgrade by Moody s. Bonds issued by municipalities involved in such stories have often experienced price erosion in secondary trading, but the extent of price erosion and the contagion to related issues have been unpredictable. Fallout from such headlines during the reporting period was no exception. As Puerto Rico debt traded at higher yields than similarly rated taxable securities, non-traditional buyers entered the market. Puerto Rico bonds benefited from these new buyers and posted a +2.59% total return for the reporting period, as measured by the Barclays Puerto Rico Municipal Bond Index.6, 7

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within the Fund s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager s Discussion

Consistent with our strategy, we typically look to remain fully invested in a portfolio that maintains an average weighted maturity of three to 10 years. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders. With the Puerto Rico

Semiannual Report | 7

downgrade, the Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth s financial position and future financing endeavors caused the Puerto Rico bond market to experience sharp declines in the latter half of 2013 and contrasting positive performance year-to-date in 2014.

Thank you for your participation in Franklin New York Intermediate-Term Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund s portfolio.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Bureau of Labor Statistics.

4. Source: Moody s Investors Service, 2013 State Debt Medians Report, 5/29/13. 5. This does not indicate S&P s rating of the Fund.

6. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

7. Source: Barclays Global Family of Indices. © 2014 Barclays Capital Inc. Used with permission.

8 | Semiannual Report

Performance Summary as of 3/31/14

Your dividend income will vary depending on dividends or interest paid by securities in the Fund s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class	3/31/14	9/30/13	Change
A (FKNIX)	$11.49	$11.41	+$0.08
C (FKNCX)	$11.52	$11.44	+$0.08
Advisor (FNYZX)	$11.51	$11.43	+$0.08

Distributions
Share Class	Dividend
A (10/1/13-3/31/14)	$0.1672
C (10/1/13-3/31/14)	$0.1369
Advisor (10/1/13 3/31/14)	$0.1727

Semiannual Report | 9

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Class A: 2.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Total Annual
Share Class	Total Return[1]	Total Return[2]	Operating Expenses[3]
A			0.65%
6-Month	+2.18%	-0.10%
1-Year	-0.45%	-2.66%
5-Year	+25.99%	+4.26%
10-Year	+43.07%	+3.41%
C			1.20%
6-Month	+1.91%	+0.91%
1-Year	-0.99%	-1.96%
5-Year	+22.61%	+4.16%
10-Year	+35.55%	+3.09%
Advisor[4]			0.55%
6-Month	+2.23%	+2.23%
1-Year	-0.44%	-0.44%
5-Year	+26.79%	+4.86%
10-Year	+44.01%	+3.71%

				Taxable
		Taxable Equivalent	30-Day	Equivalent 30-Day
Share Class	Distribution Rate[5]	Distribution Rate[6]	Standardized Yield[7]	Standardized Yield[6]
A	2.86%	5.81%	1.66%	3.37%
C	2.36%	4.79%	1.13%	2.30%
Advisor	3.02%	6.14%	1.80%	3.66%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

10 | Semiannual Report

Performance Summary (continued)

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond s issuer, insurer or guarantor, may affect the bond s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager s investment decisions will produce the desired results. The Fund s prospectus also includes a description of the main investment risks.

Class C: Advisor Class:	These shares have higher annual fees and expenses than Class A shares. Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. Figures are as stated in the Fund s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

4. Effective 12/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/08, a restated figure is used based upon the Fund s Class A performance, excluding the effect of Class A s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 12/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +32.70% and +5.45%.

5. Distribution rate is based on an annualization of the respective class s current monthly dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 3/31/14.

6. Taxable equivalent distribution rate and yield assume the published rates as of 12/18/13 for the maximum combined effective federal and New York state and City personal income tax rate of 50.78%, based on the federal income tax rate of 39.6% plus 3.8% Medicare tax.

7. The 30-day standardized yield for the 30 days ended 3/31/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund s rate of investment income, and it may not equal the Fund s actual income distribution rate (which reflects the Fund s past dividends paid to shareholders) or the income reported in the Fund s financial statements.

Semiannual Report | 11

Your Fund s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The Ending Account Value is derived from the Fund s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading Expenses Paid During Period.
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical Ending Account Value is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund s actual return. The figure under the heading Expenses Paid During Period shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

12 | Semiannual Report

Your Fund s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 10/1/13	Value 3/31/14	Period* 10/1/13 3/31/14
A
Actual	$1,000	$1,021.80	$3.33
Hypothetical (5% return before expenses)	$1,000	$1,021.64	$3.33
C
Actual	$1,000	$1,019.10	$6.09
Hypothetical (5% return before expenses)	$1,000	$1,018.90	$6.09
Advisor
Actual	$1,000	$1,022.30	$2.82
Hypothetical (5% return before expenses)	$1,000	$1,022.14	$2.82

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.66%; C: 1.21%; and Advisor: 0.56%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Semiannual Report | 13

Franklin New York Tax-Free Trust
Financial Highlights

Franklin New York Intermediate-Term Tax-Free Income Fund
	Six Months Ended
	March 31, 2014		Year Ended September 30,
Class A	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.41	$11.96	$11.47	$11.46	$11.21	$10.37
Income from investment operations[a]:
Net investment income[b]	0.17	0.33	0.34	0.36	0.37	0.38
Net realized and unrealized gains (losses)	0.08	(0.56)	0.50	0.01	0.25	0.84
Total from investment operations	0.25	(0.23)	0.84	0.37	0.62	1.22
Less distributions from net investment income	(0.17)	(0.32)	(0.35)	(0.36)	(0.37)	(0.38)
Net asset value, end of period	$11.49	$11.41	$11.96	$11.47	$11.46	$11.21

Total return[c]	2.18%	(1.99)%	7.39%	3.38%	5.71%	12.00%

Ratios to average net assets[d]
Expenses	0.66%	0.65%	0.66%	0.66%	0.68%	0.71%
Net investment income	2.96%	2.77%	2.93%	3.23%	3.31%	3.60%

Supplemental data
Net assets, end of period (000 s)	$592,103	$599,752	$619,530	$536,697	$541,101	$429,295
Portfolio turnover rate	2.88%	9.94%	4.90%	7.18%	5.09%	12.61%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin New York Tax-Free Trust
Financial Highlights (continued)

Franklin New York Intermediate-Term Tax-Free Income Fund
	Six Months Ended
	March 31, 2014		Year Ended September 30,
Class C	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.44	$11.99	$11.50	$11.49	$11.23	$10.38
Income from investment operations[a]:
Net investment income[b]	0.14	0.26	0.28	0.30	0.31	0.32
Net realized and unrealized gains (losses)	0.08	(0.56)	0.49	0.01	0.26	0.85
Total from investment operations	0.22	(0.30)	0.77	0.31	0.57	1.17
Less distributions from net investment income	(0.14)	(0.25)	(0.28)	(0.30)	(0.31)	(0.32)
Net asset value, end of period	$11.52	$11.44	$11.99	$11.50	$11.49	$11.23

Total return[c]	1.91%	(2.54)%	6.78%	2.81%	5.20%	11.47%

Ratios to average net assets[d]
Expenses	1.21%	1.20%	1.21%	1.21%	1.23%	1.26%
Net investment income	2.41%	2.22%	2.38%	2.68%	2.76%	3.05%

Supplemental data
Net assets, end of period (000 s)	$145,124	$151,209	$160,622	$120,975	$113,953	$60,095
Portfolio turnover rate	2.88%	9.94%	4.90%	7.18%	5.09%	12.61%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin New York Tax-Free Trust
Financial Highlights (continued)

Franklin New York Intermediate-Term Tax-Free Income Fund
	Six Months Ended
	March 31, 2014		Year Ended September 30,
Advisor Class	(unaudited)	2013	2012	2011	2010	2009 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.43	$11.99	$11.50	$11.48	$11.23	$10.29
Income from investment operations[b]:
Net investment income[c]	0.17	0.34	0.36	0.37	0.38	0.33
Net realized and unrealized gains (losses)	0.08	(0.57)	0.49	0.02	0.25	0.93
Total from investment operations	0.25	(0.23)	0.85	0.39	0.63	1.26
Less distributions from net investment income	(0.17)	(0.33)	(0.36)	(0.37)	(0.38)	(0.32)
Net asset value, end of period	$11.51	$11.43	$11.99	$11.50	$11.48	$11.23

Total return[d]	2.23%	(1.97)%	7.48%	3.56%	5.80%	12.45%

Ratios to average net assets[e]
Expenses	0.56%	0.55%	0.56%	0.56%	0.58%	0.61%
Net investment income	3.06%	2.87%	3.03%	3.33%	3.41%	3.70%

Supplemental data
Net assets, end of period (000 s)	$199,403	$178,788	$170,270	$121,719	$78,799	$34,423
Portfolio turnover rate	2.88%	9.94%	4.90%	7.18%	5.09%	12.61%

aFor the period December 1, 2008 (effective date) to September 30, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin New York Tax-Free Trust

Statement of Investments, March 31, 2014 (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.6%
New York 92.9%
Albany IDA Civic Facility Revenue, St. Peter s Hospital Project, Series A, 5.75%, 11/15/22	$4,090,000	$4,428,816
Brookhaven GO, Suffolk County, Public Improvement, Series B, 3.00%,
1/15/27	3,290,000	3,201,071
1/15/28	4,420,000	4,247,532
1/15/29	4,535,000	4,268,841
East Meadow Union Free School District GO, Nassau County, Refunding, 5.00%, 8/15/20	1,400,000	1,641,654
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project,
Series A,
5.00%, 5/01/20	8,345,000	9,491,770
5.25%, 5/01/24	16,520,000	18,597,886
Erie County Water Authority Water Revenue, Refunding, 5.00%, 12/01/17	1,935,000	2,190,130
Harrison GO, Westchester County, Public Improvement, Refunding,
3.00%, 12/15/18	1,020,000	1,101,702
4.00%, 12/15/20	1,110,000	1,223,620
Islip Union Free School District GO, Suffolk County, Refunding, NATL RE, FGIC Insured,
5.00%, 7/01/18	2,215,000	2,318,618
Long Island Power Authority Electric System Revenue, General,
Refunding, Series B, 5.00%, 9/01/26	5,000,000	5,503,950
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/19	5,000,000	5,493,250
Madison County IDA Civic Facility Revenue, Morrisville State College Foundation, Student
Housing Project, Series A, CIFG Insured, 5.00%, 6/01/15	365,000	377,797
Monroe County GO, Public Improvement, Series A, Assured Guaranty,
4.50%, 6/01/20	2,855,000	3,115,319
4.75%, 6/01/23	2,860,000	3,025,966
Monroe County IDA School Facility Revenue, Rochester Schools Modernization Project, 5.00%,
5/01/26	5,000,000	5,661,950
5/01/29	9,645,000	10,682,513
Monroe County IDC Revenue, University of Rochester Project, Refunding, Series A, 5.00%,
7/01/25	5,445,000	6,275,526
7/01/27	6,220,000	7,050,992
MTA Revenue, Transportation,
Series A, AGMC Insured, 5.50%, 11/15/22	8,765,000	10,498,629
Series A, AGMC Insured, 5.50%, 11/15/23	10,000,000	12,019,100
Series B, NATL Insured, 5.25%, 11/15/20	11,250,000	13,291,087
Series E, Build America Mutual Assurance, 5.00%, 11/15/27	8,900,000	9,974,052
MTA Service Contract Revenue, Refunding, Series A,
5.50%, 7/01/15	5,000,000	5,326,600
5.75%, 7/01/18	1,310,000	1,550,529
Nassau County GO,
General Improvement, Series A, AGMC Insured, 4.25%, 4/01/26	10,540,000	10,960,230
General Improvement, Series C, 4.00%, 10/01/24	6,200,000	6,448,124
Series A, 4.25%, 12/01/23	5,615,000	5,945,218
Series B, 4.25%, 12/01/23	5,925,000	6,273,449
Series C, AGMC Insured, 5.00%, 7/01/17	4,000,000	4,482,200
Nassau County Interim Finance Authority Revenue, Sales Tax Secured, Series H,
AMBAC Insured, Pre-Refunded, 5.25%, 11/15/17	1,500,000	1,547,805

Semiannual Report | 17

Franklin New York Tax-Free Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Franklin New York Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City GO,
Fiscal 2004, Refunding, Series G, 5.00%, 8/01/14	$200,000	$203,210
Fiscal 2006, Series C, NATL Insured, 5.00%, 8/01/16	500,000	530,495
Fiscal 2006, Series G, 5.00%, 8/01/15	325,000	345,631
Fiscal 2008, Refunding, Series A, Sub Series A-1, 5.00%, 8/01/17	500,000	567,230
Fiscal 2008, Series E, 5.00%, 8/01/19	3,000,000	3,372,840
Fiscal 2008, Series L, Sub Series L-1, 5.00%, 4/01/23	10,000,000	11,223,900
Fiscal 2012, Series D, Sub Series D-1, 5.00%, 10/01/24	5,000,000	5,688,300
New York City HDC, MFHR, Series C-1, 5.00%, 11/01/24	2,810,000	2,976,296
New York City Health and Hospitals Corp. Revenue, Health System, Series A, 5.00%,
2/15/18	8,000,000	9,093,120
New York City IDA Civic Facility Revenue,
Institute of International Education Inc. Project, 5.125%, 9/01/16	1,460,000	1,465,022
USTA National Tennis Center Inc. Project, Series A, AGMC Insured, 5.00%, 11/15/19	1,000,000	1,001,960
New York City IDAR, Capital Appreciation, Yankee Stadium Project, Pilot, Assured Guaranty,
zero cpn., 3/01/21	10,150,000	7,878,227
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second
General Resolution, Refunding,
[a]Series DD, 5.00%, 6/15/23	6,000,000	7,138,860
Series EE, 5.00%, 6/15/28	8,000,000	8,963,600
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2007, Series S-1, NATL RE, FGIC Insured, 5.00%, 7/15/18	550,000	605,600
Fiscal 2009, Series S-3, 5.00%, 1/15/22	11,865,000	13,428,570
Fiscal 2009, Series S-4, 5.00%, 1/15/20	1,000,000	1,134,700
Fiscal 2012, Series S-1, Sub Series S-1A, 5.00%, 7/15/26	9,020,000	10,192,059
New York City Transitional Finance Authority Revenue, Future Tax Secured,
New York City Recovery, Sub Series 13, 5.00%, 11/01/22	6,800,000	8,053,172
Subordinate, Refunding, Series B, 5.00%, 11/01/22	90,000	99,898
Subordinate, Refunding, Series B, 5.00%, 11/01/23	5,665,000	6,284,411
Subordinate, Refunding, Series E, 4.50%, 11/01/19	10,000,000	11,466,700
Subordinate, Series A, Sub Series A-1, 5.00%, 5/01/22	10,000,000	11,472,800
Subordinate, Series B, Pre-Refunded, 5.00%, 11/01/22	70,000	79,080
Subordinate, Series B, Pre-Refunded, 5.00%, 11/01/23	3,770,000	4,259,044
Subordinate, Series E, Sub Series E-1, 5.00%, 2/01/23	5,000,000	5,802,550
New York City Trust for Cultural Resources Revenue,
Museum of Modern Art, Refunding, Series One-A, 5.00%, 10/01/17	5,000,000	5,675,900
Whitney Museum of American Art, 5.00%, 7/01/21	8,000,000	9,111,440
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
AMBAC Insured, 5.00%, 11/15/20	5,775,000	6,105,157
New York State Dormitory Authority Lease Revenue,
Master Boces Program, Delaware Chenango Madison Otsego Board of Cooperative
Educational Services Issue, XLCA Insured, 5.00%, 8/15/21	5,340,000	5,791,711
Master Boces Program, The Sole Supervisory District of Madison and Oneida Counties Issue,
AGMC Insured, 5.25%, 8/15/19	1,000,000	1,003,560
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A,
5.00%, 5/15/26	8,000,000	9,021,920

18 | Semiannual Report

Franklin New York Tax-Free Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Franklin New York Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenue, Department of Health, Refunding, 5.25%,
7/01/16	$500,000	$505,755
7/01/17	5,000,000	5,054,900
New York State Dormitory Authority Revenues,
Department of Health, Refunding, 5.00%, 7/01/19	3,740,000	3,777,961
Department of Health, Refunding, Sub Series 2, NATL RE, FGIC Insured, 5.00%,
7/01/18	5,000,000	5,050,750
Hospital Insured Mortgage, Series A, AGMC Insured, 5.25%, 8/15/15	2,950,000	3,004,250
Insured Mortgage Hospital, Maimonides Medical Center, NATL Insured, Pre-Refunded,
5.00%, 8/01/17	1,720,000	1,747,142
Insured Mortgage Hospital, Maimonides Medical Center, NATL Insured, Pre-Refunded,
5.00%, 8/01/19	1,895,000	1,924,903
Memorial Sloan-Kettering Cancer Center, Series C, NATL Insured, 5.50%, 7/01/23	8,125,000	9,788,919
Mortgage Hospital, Montefiore Medical Center, NATL RE, FGIC Insured, 5.00%, 2/01/18	2,975,000	3,047,084
New York University, Series 1, AMBAC Insured, 5.50%, 7/01/18	500,000	582,155
Non-State Supported Debt, Bishop Henry B. Hucles Nursing Home Inc., 5.00%, 7/01/24	4,765,000	4,991,290
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Refunding, Series 1,
5.00%, 7/01/23	1,250,000	1,439,275
Non-State Supported Debt, Mount Sinai School of Medicine of New York University,
Refunding, NATL Insured, 5.00%, 7/01/19	2,500,000	2,715,500
Non-State Supported Debt, Mount Sinai School of Medicine of New York University,
Refunding, NATL Insured, 5.00%, 7/01/20	3,670,000	3,951,709
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Series A,
5.00%, 7/01/19	1,500,000	1,704,525
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Series A,
5.00%, 7/01/21	3,000,000	3,370,110
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease,
New York City Issue, Refunding, Series A, 3.375%, 5/15/21	1,980,000	2,051,458
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease,
New York City Issue, Refunding, Series A, 3.50%, 5/15/22	2,000,000	2,067,900
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease,
New York City Issue, Refunding, Series A, 3.625%, 5/15/23	2,000,000	2,062,560
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease,
New York City Issue, Refunding, Series A, 3.75%, 5/15/24	2,000,000	2,061,740
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease,
New York City Issue, Series 1, 4.00%, 1/15/21	13,510,000	14,421,790
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease,
New York City Issue, Series 2, Sub Series 2-2, 5.00%, 1/15/21	6,675,000	7,329,283
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/23	7,400,000	8,436,518
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%,
7/01/23	2,000,000	2,213,440
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding,
Series A, 5.00%, 5/01/23	2,000,000	2,117,920
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding,
Series E, 5.00%, 5/01/19	5,000,000	5,680,650
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding,
Series E, 5.00%, 5/01/20	11,695,000	13,039,574
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/16	2,910,000	3,188,836

Semiannual Report | 19

Franklin New York Tax-Free Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Franklin New York Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/17	$2,825,000	$3,165,554
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/19	1,250,000	1,423,750
Non-State Supported Debt, Rochester Institute of Technology, Refunding, 5.00%,
7/01/24	2,750,000	3,129,582
Non-State Supported Debt, Rochester Institute of Technology, Refunding, 4.00%,
7/01/26	4,000,000	4,185,800
Non-State Supported Debt, School District Bond Financing Program, Series C,
Assured Guaranty, 7.25%, 10/01/28	7,615,000	9,086,446
Non-State Supported Debt, School Districts Bond Financing Program, Series A, 5.00%,
10/01/24	7,055,000	7,980,545
Non-State Supported Debt, School Districts Bond Financing Program, Series A,
AGMC Insured, 5.00%, 10/01/23	6,425,000	7,299,699
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A,
AGMC Insured, 5.00%, 10/01/18	7,495,000	8,564,387
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A,
AGMC Insured, 5.00%, 10/01/19	4,000,000	4,603,480
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A,
AGMC Insured, 5.00%, 10/01/23	14,280,000	16,215,368
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A,
Assured Guaranty, 5.00%, 10/01/24	5,000,000	5,455,450
Non-State Supported Debt, St. John s University, Series A, NATL Insured, 5.00%,
7/01/24	1,000,000	1,094,090
Non-State Supported Debt, Student Housing Corp., NATL RE, FGIC Insured, 5.25%,
7/01/22	1,250,000	1,378,113
Non-State Supported Debt, University of Rochester, Series A-1, 5.00%, 7/01/22	500,000	548,430
Non-State Supported Debt, Upstate Community Colleges, Refunding, Series B, NATL RE,
FGIC Insured, 5.50%, 7/01/22	10,000,000	12,024,000
Secondarily Insured, City University, Consolidated Fifth General Resources, Refunding,
Series B, BHAC Insured, 5.00%, 7/01/21	10,160,000	11,447,069
Secured Hospital, Catskill Regional Medical Center, NATL RE, FGIC Insured, Pre-Refunded,
5.25%, 2/15/18	2,300,000	2,401,545
State Supported Debt, City University System, Consolidated Fifth General Resolution,
Series A, NATL RE, FGIC Insured, 5.50%, 7/01/22	9,240,000	11,147,968
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A,
NATL Insured, 5.00%, 7/01/21	1,980,000	2,128,698
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A,
NATL Insured, 5.00%, 7/01/22	1,730,000	1,851,584
State Supported Debt, Mental Health Services Facilities Improvement, Series A,
AGMC Insured, 5.00%, 2/15/19	5,420,000	6,137,771
State Supported Debt, Mental Health Services Facilities Improvement, Series A,
AGMC Insured, 5.00%, 2/15/20	3,470,000	3,876,927
State Supported Debt, Mental Health Services Facilities Improvement, Series A,
AGMC Insured, 5.00%, 2/15/21	5,420,000	6,029,316
State Supported Debt, Mental Health Services Facilities Improvement, Series A,
AGMC Insured, Pre-Refunded, 5.00%, 2/15/19	50,000	58,384
State Supported Debt, Mental Health Services Facilities Improvement, Series A,
AGMC Insured, Pre-Refunded, 5.00%, 2/15/20	30,000	35,031

20 | Semiannual Report

Franklin New York Tax-Free Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Franklin New York Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
State Supported Debt, Mental Health Services Facilities Improvement, Series A,
AGMC Insured, Pre-Refunded, 5.00%, 2/15/21	$55,000	$64,222
State Supported Debt, Mental Health Services Facilities Improvement, Series E, NATL RE,
FGIC Insured, 5.00%, 2/15/15	1,245,000	1,297,053
State Supported Debt, State University Educational Facilities Issue, Third General Resolution,
Refunding, Series A, NATL RE, FGIC Insured, 5.50%, 5/15/21	7,000,000	8,421,840
State Supported Debt, State University Educational Facilities Issue, Third General Resolution,
Refunding, Series A, NATL RE, FGIC Insured, 5.50%, 5/15/24	7,790,000	9,410,164
University of Rochester, Series A, Pre-Refunded, 5.25%, 7/01/21	500,000	506,255
New York State Dormitory Authority State Personal Income Tax Revenue,
Education, Series F, Pre-Refunded, 5.00%, 3/15/23	950,000	993,719
Education, Series F, Pre-Refunded, 5.00%, 3/15/23	50,000	52,326
General Purpose, Refunding, Series A, 5.00%, 2/15/25	5,000,000	5,853,050
Refunding, Series A, 5.00%, 2/15/21	7,120,000	8,198,751
Series A, Pre-Refunded, 5.00%, 2/15/21	15,000	17,753
New York State Environmental Facilities Corp. State Personal Income Tax Revenue, Series A,
5.00%, 12/15/21	1,115,000	1,295,296
New York State GO, Series E, 3.25%, 12/15/26	10,520,000	10,627,094
New York State Local Government Assistance Corp. Revenue,
Refunding, Series E, FGIC Insured, 5.00%, 4/01/21	7,840,000	9,101,064
senior lien, Refunding, Series B-C/D, 5.00%, 4/01/20	5,000,000	5,753,250
New York State Municipal Bond Bank Agency Revenue, Series C, Sub Series C1,
Assured Guaranty, 5.00%,
2/15/20	5,705,000	6,572,730
2/15/21	5,790,000	6,564,991
2/15/22	4,615,000	5,163,262
New York State Thruway Authority General Revenue,
Series F, AMBAC Insured, 5.00%, 1/01/22	5,040,000	5,187,521
Series F, AMBAC Insured, Pre-Refunded, 5.00%, 1/01/22	1,495,000	1,548,925
Series I, 5.00%, 1/01/25	5,000,000	5,601,850
New York State Thruway Authority Highway and Bridge Trust Fund Revenue, Second General,
Refunding, Series B, AMBAC Insured, 5.00%, 4/01/21	4,330,000	4,615,044
Series B, 5.00%, 4/01/18	5,000,000	5,677,750
Series B, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/21	670,000	717,758
New York State Thruway Authority Revenue, Local Highway and Bridge Service Contract,
Refunding, 5.00%, 4/01/20	5,000,000	5,768,400
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Series A, 5.00%, 4/01/23	5,000,000	5,809,650
Series A, NATL Insured, Pre-Refunded, 5.00%, 4/01/22	1,000,000	1,000,000
Series B, 5.00%, 4/01/21	5,000,000	5,663,800
New York State Thruway Authority State Personal Income Tax Revenue, Transportation, Series A,
5.00%,
3/15/21	10,000,000	11,468,000
3/15/26	5,000,000	5,656,550
New York State Urban Development Corp. Revenue,
Corporate Purpose, sub. lien, Series A, 5.125%, 1/01/22	885,000	893,124
Refunding, Series D, Assured Guaranty, 5.50%, 1/01/19	10,000,000	11,734,800
Service Contract, Refunding, Series A, Sub Series A-2, 5.00%, 1/01/22	7,650,000	8,627,899

	Semiannual Report | 21

Franklin New York Tax-Free Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Franklin New York Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Urban Development Corp. Revenue, (continued)
Service Contract, Refunding, Series C, 5.00%, 1/01/22	$7,410,000	$8,189,087
State Personal Income Tax, Economic Development and Housing, Series A, Sub Series A-1,
5.00%, 12/15/22	1,500,000	1,749,240
State Personal Income Tax, Economic Development and Housing, Series A, Sub Series A-1,
5.00%, 12/15/23	2,500,000	2,894,375
State Personal Income Tax, State Facilities and Equipment, Series B, AGMC Insured,
Pre-Refunded, 5.00%, 3/15/21	1,000,000	1,046,520
Niagara Falls Bridge Commission Toll Revenue, Bridge System, Series A, Assured Guaranty,
4.00%, 10/01/19	12,300,000	13,254,849
Niagara Falls Public Water Authority Water and Sewer System Revenue, Series A, Build America
Mutual Assurance, 5.00%, 7/15/29	7,060,000	7,688,269
St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project, Series A,
5.00%, 10/01/16	12,000,000	13,261,200
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project,
Refunding, 5.00%, 7/01/28	12,000,000	12,404,040
Suffolk County GO, Refunding,
Series A, 5.00%, 4/01/19	3,435,000	3,894,500
Series A, 5.00%, 4/01/20	2,240,000	2,512,586
Series B, AGMC Insured, 5.25%, 5/01/15	100,000	105,077
Syracuse GO, Public Improvement, Refunding, Series B, Assured Guaranty, 4.00%,
4/15/16	1,440,000	1,531,843
4/15/18	1,050,000	1,142,894
Triborough Bridge and Tunnel Authority Revenues,
General, Refunding, Series A, 5.00%, 1/01/27	10,000,000	11,254,800
Refunding, Sub Series A, Build America Mutual Assurance, 5.00%, 11/15/24	10,710,000	12,324,104
Ulster County GO, Public Improvement, Refunding, 5.00%,
11/15/24	2,600,000	2,970,656
11/15/28	2,995,000	3,343,888
Webster Central School District GO, Refunding, AGMC Insured, 5.00%, 6/15/14	500,000	504,965
Western Nassau County Water Authority Water System Revenue, AMBAC Insured, 5.00%,
5/01/19	1,525,000	1,588,028
Yonkers GO,
Series A, AGMC Insured, 5.00%, 10/01/24	1,000,000	1,093,990
Series E, NATL Insured, 5.00%, 12/01/14	750,000	772,193
		870,240,768
U.S. Territories 4.7%
Puerto Rico 3.2%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
Assured Guaranty, 5.00%, 7/01/16	5,190,000	5,190,675
Puerto Rico Commonwealth GO, Public Improvement, Assured Guaranty, 5.25%, 7/01/18	1,820,000	1,815,741
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue,
Refunding, Series N, Assured Guaranty, 5.50%, 7/01/21	4,000,000	4,031,240
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Refunding,
Series C, BHAC Insured, 5.50%, 7/01/20	11,550,000	13,168,502
Puerto Rico Electric Power Authority Power Revenue, Refunding, Series NN, NATL Insured,
5.25%, 7/01/22	1,000,000	977,690

22 | Semiannual Report

Franklin New York Tax-Free Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Franklin New York Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
Financing Authority Revenue, Ana G. Mendez University System Project, 5.00%,
3/01/16	$1,365,000	$1,377,312
3/01/21	2,555,000	2,439,846
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series I, Pre-Refunded, 5.25%,
7/01/33	10,000	10,124
Puerto Rico Sales Tax FICO Sales Tax Revenue, Senior Series C, 5.00%, 8/01/22	1,500,000	1,494,840
		30,505,970
U.S. Virgin Islands 1.5%
Virgin Islands PFAR, Matching Fund Loan Notes, senior lien,
AGMC Insured, 5.00%, 10/01/29	5,000,000	5,309,900
Refunding, Series B, 5.00%, 10/01/19	7,850,000	8,706,827
		14,016,727
Total U.S. Territories		44,522,697
Total Municipal Bonds before Short Term Investments (Cost $870,118,917)		914,763,465
Short Term Investments 1.5%
Municipal Bonds 1.5%
New York 1.5%
[b]New York City GO, Fiscal 2008, Series L, Sub Series L-6, Daily VRDN and Put, 0.06%,
4/01/32	10,900,000	10,900,000
[b]Syracuse IDA Civic Facility Revenue, Syracuse University Project, Series A-2, Daily VRDN and
Put, 0.08%, 12/01/37	2,900,000	2,900,000
Total Short Term Investments (Cost $13,800,000)		13,800,000
Total Investments (Cost $883,918,917) 99.1%		928,563,465
Other Assets, less Liabilities 0.9%		8,066,442
Net Assets 100.0%		$936,629,907

See Abbreviations on page 35.

aAll of the Security purchased on a when-issued basis. See Note 1(b).
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

Franklin New York Tax-Free Trust

Financial Statements

Statement of Assets and Liabilities
March 31, 2014 (unaudited)

Franklin New York
Intermediate-Term
Tax-Free
Income Fund
Assets:
Investments in securities:
Cost	$883,918,917
Value	$928,563,465
Cash	3,419,956
Receivables:
Capital shares sold	1,804,642
Interest	12,784,542
Other assets	600
Total assets	946,573,205
Liabilities:
Payables:
Investment securities purchased	7,095,840
Capital shares redeemed	1,801,660
Management fees	371,448
Distribution fees	246,641
Transfer agent fees	53,103
Distributions to shareholders	313,611
Accrued expenses and other liabilities	60,995
Total liabilities	9,943,298
Net assets, at value	$936,629,907
Net assets consist of:
Paid-in capital	$902,700,217
Undistributed net investment income	646,405
Net unrealized appreciation (depreciation)	44,644,548
Accumulated net realized gain (loss)	(11,361,263)
Net assets, at value	$936,629,907
Class A:
Net assets, at value	$592,102,598
Shares outstanding	51,546,610
Net asset value per share[a]	$11.49
Maximum offering price per share (net asset value per share ÷ 97.75%)	$11.75
Class C:
Net assets, at value	$145,123,895
Shares outstanding	12,598,678
Net asset value and maximum offering price per share[a]	$11.52
Advisor Class:
Net assets, at value	$199,403,414
Shares outstanding	17,319,341
Net asset value and maximum offering price per share	$11.51

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin New York Tax-Free Trust

Financial Statements (continued)

Statement of Operations
for the six months ended March 31, 2014 (unaudited)

Franklin New York
Intermediate-Term
Tax-Free
Income Fund
Investment income:
Interest	$16,672,462
Expenses:
Management fees (Note 3a)	2,207,133
Distribution fees: (Note 3c)
Class A	293,531
Class C	477,217
Transfer agent fees: (Note 3e)
Class A	158,796
Class C	39,207
Advisor Class	47,973
Custodian fees	3,889
Reports to shareholders	25,992
Registration and filing fees	19,417
Professional fees	20,240
Trustees fees and expenses	23,822
Other	34,795
Total expenses	3,352,012
Net investment income	13,320,450
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(358,962)
Net change in unrealized appreciation (depreciation) on investments	6,662,848
Net realized and unrealized gain (loss)	6,303,886
Net increase (decrease) in net assets resulting from operations	$19,624,336

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 25

Franklin New York Tax-Free Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin New York
	Intermediate-Term
	Tax-Free Income Fund
	Six Months Ended
	March 31, 2014	Year Ended
	(unaudited)	September 30, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$13,320,450	$26,581,724
Net realized gain (loss) from investments	(358,962)	(6,245,218)
Net change in unrealized appreciation (depreciation) on investments	6,662,848	(43,779,434)
Net increase (decrease) in net assets resulting from operations	19,624,336	(23,442,928)
Distributions to shareholders from:
Net investment income:
Class A	(8,731,002)	(17,163,518)
Class C	(1,760,078)	(3,537,160)
Advisor Class	(2,715,862)	(5,079,015)
Total distributions to shareholders	(13,206,942)	(25,779,693)
Capital share transactions: (Note 2)
Class A	(11,807,725)	12,211,147
Class C	(7,096,732)	(1,145,786)
Advisor Class	19,368,354	17,484,408
Total capital share transactions	463,897	28,549,769
Net increase (decrease) in net assets	6,881,291	(20,672,852)
Net assets:
Beginning of period	929,748,616	950,421,468
End of period	$936,629,907	$929,748,616
Undistributed net investment income included in net assets:
End of period	$646,405	$532,897

26 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin New York Tax-Free Trust

Notes to Financial Statements (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of one fund, the Franklin New York Intermediate-Term Tax-Free Income Fund (Fund). The Fund offers three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund s significant accounting policies.

a. Financial Instrument Valuation

The Fund s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust s Board of Trustees (the Board), the Fund s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily

Semiannual Report | 27

Franklin New York Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

Franklin New York Intermediate-Term Tax-Free Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a When-Issued Basis

The Fund purchases securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is the Fund s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of March 31, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders

28 | Semiannual Report

Franklin New York Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

Franklin New York Intermediate-Term Tax-Free Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions (continued)

are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Fund are insured by either a new issue insurance policy, a portfolio insurance policy, or a secondary insurance policy. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There is no guarantee the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Semiannual Report | 29

Franklin New York Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

Franklin New York Intermediate-Term Tax-Free Income Fund

2. SHARES OF BENEFICIAL INTEREST

At March 31, 2014, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund s shares were as follows:

	Six Months Ended		Year Ended
	March 31, 2014		September 30, 2013
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	7,080,220	$80,788,771	14,980,431	$176,540,736
Shares issued in reinvestment of
distributions	690,371	7,900,545	1,322,117	15,519,457
Shares redeemed	(8,805,476)	(100,497,041)	(15,512,629)	(179,849,046)
Net increase (decrease)	(1,034,885)	$(11,807,725)	789,919	$12,211,147
Class C Shares:
Shares sold	1,234,488	$14,134,589	3,608,665	$42,813,247
Shares issued in reinvestment of
distributions	123,872	1,421,442	242,010	2,848,917
Shares redeemed	(1,978,482)	(22,652,763)	(4,023,588)	(46,807,950)
Net increase (decrease)	(620,122)	$(7,096,732)	(172,913)	$(1,145,786)
Advisor Class Shares:
Shares sold	4,966,845	$56,922,977	6,648,489	$78,525,430
Shares issued in reinvestment of
distributions	173,793	1,993,897	309,540	3,639,748
Shares redeemed	(3,460,578)	(39,548,520)	(5,521,513)	(64,680,770)
Net increase (decrease)	1,680,060	$19,368,354	1,436,516	$17,484,408

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

30 | Semiannual Report

Franklin New York Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

Franklin New York Intermediate-Term Tax-Free Income Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Reimbursement Plans:
Class A	0.10%
Compensation Plans:
Class C	0.65%

Semiannual Report | 31

Franklin New York Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

Franklin New York Intermediate-Term Tax-Free Income Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$30,259
CDSC retained	$55,937

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes aggregate net assets.

For the period ended March 31, 2014, the Fund paid transfer agent fees of $245,976, of which $67,101 was retained by Investor Services.

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At March 31, 2014, the capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2014	$10,330
2015	1,070,408
2016	1,391,438
2017	1,199,413
2018	1,069,047
Capital loss carryforwards not subject to expiration:
Short term	4,395,725
Long term	1,865,940
Total capital loss carryforwards	$11,002,301

32 | Semiannual Report

Franklin New York Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

Franklin New York Intermediate-Term Tax-Free Income Fund

4. INCOME TAXES (continued)

At March 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$883,908,846
Unrealized appreciation	$48,733,584
Unrealized depreciation	(4,078,965)
Net unrealized appreciation (depreciation)	$44,654,619

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2014, aggregated $33,155,650 and $26,061,400, respectively.

6. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

7. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,

Semiannual Report | 33

Franklin New York Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

Franklin New York Intermediate-Term Tax-Free Income Fund

7. CREDIT FACILITY (continued)

including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended March 31, 2014, the Fund did not use the Global Credit Facility.

8. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 quoted prices in active markets for identical financial instruments
  Level 2 other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 significant unobservable inputs (including the Fund s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2014, all of the Fund s investments in financial instruments carried at fair value were valued using Level 2 inputs.

9. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

34 | Semiannual Report

Franklin New York Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

Franklin New York Intermediate-Term Tax-Free Income Fund

10. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

AGMC	- Assured Guaranty Municipal Corp.	MFHR	- Multi-Family Housing Revenue
AMBAC	- American Municipal Bond Assurance Corp.	MTA	- Metropolitan Transit Authority
BHAC	- Berkshire Hathaway Assurance Corp.	NATL	- National Public Financial Guarantee Corp.
CIFG	- CDC IXIS Financial Guaranty	NATL RE	- National Public Financial Guarantee Corp.
EDC	- Economic Development Corp.		Reinsured
FGIC	-FinancialGuaranty Insurance Co.	PBA	- Public Building Authority
FICO	-FinancingCorp.	PFAR	- Public Financing Authority Revenue
GO	-GeneralObligation	XLCA	- XL Capital Assurance
HDC	- Housing Development Corp.
IDA	-IndustrialDevelopment Authority/Agency
IDAR	-IndustrialDevelopment Authority Revenue
IDC	-IndustrialDevelopment Corp.

Semiannual Report | 35

Franklin New York Tax-Free Trust

Shareholder Information

Franklin New York Intermediate-Term Tax-Free Income Fund

Board Review of Investment Management Agreement

At a meeting held February 25, 2014, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, pricing, and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper report compared the Fund s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board s decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund

36 | Semiannual Report

Franklin New York Tax-Free Trust

Shareholder Information (continued)

Franklin New York Intermediate-Term Tax-Free Income Fund

Board Review of Investment Management Agreement (continued)

complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned well during the period of the 2012 Hurricane Sandy. Consideration was also given to the experience of the Fund s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management s determination of a portfolio manager s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management s conservative approach and diligent risk management procedures, including continuous monitoring of counter-party credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper report furnished for the agreement renewal. The Lipper report for this Fund showed the investment performance of its Class A shares during 2013 and the previous 10-year period ended December 31, 2013, in comparison with a performance universe consisting of all retail and institutional New York intermediate municipal debt funds as selected by Lipper. The Lipper report showed the Fund s income return for 2013 to be in the second-highest performing quintile of its performance universe, and on an annualized basis to be above the median of such universe for the previous three-year period, in the second-highest performing quintile of such universe for the previous five-year period, and in the highest performing quintile of such universe for the previous 10-year period. The Lipper report showed the Fund s

Semiannual Report | 37

Franklin New York Tax-Free Trust

Shareholder Information (continued)

Franklin New York Intermediate-Term Tax-Free Income Fund

Board Review of Investment Management Agreement (continued)

total return in 2013 to be in the second-lowest performing quintile of its performance universe, but on an annualized basis to be in the highest performing quintile of such universe for each of the previous three-, five- and 10-year periods. The Board found the Fund s performance as shown in the Lipper report to be satisfactory, noting its income oriented objective.

COMPARATIVE EXPENSES. Consideration was given to the management fees and total expense ratio of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratio of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of the contractual investment management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such Lipper expense comparisons showed that both the contractual investment management fee rate of the Fund as well as its total expense ratio were below the median of its Lipper expense group. The Board was satisfied with the expenses of the Fund in comparison to its Lipper expense group.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2013, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager s parent. In reviewing the analysis, the Board recognized that allocation methodologies are inherently subjective and various allocation methodologies may be reasonable while producing different results. In this respect, the Board noted that while management continuously makes refinements to its methodologies in response to organizational and product related changes, the overall approach as defined by the primary drivers and activity measurements has remained consistent with that used in the Fund s profitability report presentations from prior years. Additionally, the Fund s independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Fund s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its

38 | Semiannual Report

Franklin New York Tax-Free Trust

Shareholder Information (continued)

Franklin New York Intermediate-Term Tax-Free Income Fund

Board Review of Investment Management Agreement (continued)

belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management s expenditures in improving shareholder services provided the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appeared as some funds get larger, at some point economies of scale do result in the manager realizing a larger profit margin on management services provided such fund. The Board noted that the investment management agreement for the Fund provides for fee breakpoints continuing beyond its existing asset size so that as the Fund grows in size, its effective management fee rate declines. The Board believed that to the extent economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement for the Fund provided a sharing of benefits with the Fund and its shareholders.

Proxy Voting Policies and Procedures

The Trust s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission s website at sec.gov and reflect the most recent 12-month period ended June 30.

Semiannual Report | 39

Franklin New York Tax-Free Trust

Shareholder Information (continued)

Franklin New York Intermediate-Term Tax-Free Income Fund

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission s website at sec.gov. The filed form may also be viewed and copied at the Commission s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

40 | Semiannual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ALTERNATIVE | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

Franklin New York Intermediate-Term Tax-Free Income Fund

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

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© 2014 Franklin Templeton Investments. All rights reserved.

153 S 05/14

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.             N/A

Item 5. Audit Committee of Listed Registrants.              N/A

Item 6. Schedule of Investments.                            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.       N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                        N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.    N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 27, 2014

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  May 27, 2014